UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(415) 398-8000

Date of Fiscal Year End:	January 31

Date of reporting period:	October 31, 2008

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.    Schedule of Investments.

The schedules of investments of Permanent Portfolio Family of Funds, Inc. (“Registrant,” comprising, respectively, the Permanent Portfolio, the Treasury Bill Portfolio, the Versatile Bond Portfolio and the Aggressive Growth Portfolio) as of October 31, 2008 are attached hereto.

Item 2.    Controls and Procedures.

(a)   Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within ninety (90) days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (“Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 18, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

   /s/ Michael J. Cuggino
By:  Michael J. Cuggino, President

Date: December 18, 2008

   /s/ James H. Andrews
By:  James H. Andrews, Treasurer

Date: December 18, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SCHEDULES OF INVESTMENTS AS OF OCTOBER 31, 2008

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Quantity			Market Value
		GOLD ASSETS — 19.47% of Total Net Assets
275,084 Troy Oz.		Gold bullion (a)	$197,180,377
550,000 Coins		One-ounce gold coins (a)	416,369,250
100,000 Shares		SPDR Gold Trust (a)(b)	7,134,000

		Total Gold Assets (identified cost $654,799,367)	$620,683,627

		SILVER ASSETS — 4.27% of Total Net Assets
13,254,464 Troy Oz.		Silver bullion (a)	$128,965,938
379 Bags		Silver coins (a)	3,208,768
400,000 Shares		iShares Silver Trust (a)(b)	3,840,000

		Total Silver Assets (identified cost $190,456,441)	$136,014,706

Principal Amount
		SWISS FRANC ASSETS — 10.54% of Total Net Assets
CHF	23,668,183	Swiss francs in interest-bearing bank accounts	$20,262,988

CHF	36,000,000	3.250% Swiss Confederation Bonds, 02-11-09	$30,965,455
CHF	45,000,000	3.500% Swiss Confederation Bonds, 08-07-10	40,086,041
CHF	45,000,000	4.000% Swiss Confederation Bonds, 06-10-11	40,706,305
CHF	45,000,000	2.750% Swiss Confederation Bonds, 06-10-12	39,623,732
CHF	45,000,000	4.000% Swiss Confederation Bonds, 02-11-13	41,315,012
CHF	45,000,000	4.250% Swiss Confederation Bonds, 01-06-14	42,204,957
CHF	45,000,000	3.750% Swiss Confederation Bonds, 06-10-15	41,877,488
CHF	45,000,000	2.500% Swiss Confederation Bonds, 03-12-16	38,911,006
		Total Swiss Confederation bonds	$315,689,996

		Total Swiss Franc Assets (identified cost $348,240,110)	$335,952,984

Number of Shares
		STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
		NATURAL RESOURCE COMPANIES — 14.99% of Total Net Assets

		NATURAL RESOURCES — 8.05% of Total Net Assets
	500,000	BHP Billiton, Ltd. (c)	$19,440,000
	400,000	BP, p.l.c. (c)	19,880,000
	800,000	Cameco Corporation	12,976,000
	300,000	Chevron Corporation	22,380,000
	850,000	Companhia Vale do Rio Doce (c)	11,152,000
	400,000	ConocoPhillips	20,808,000
	300,000	Devon Energy Corporation	24,258,000
	500,000	Forest Oil Corporation (a)	14,605,000
	550,000	Freeport-McMoRan Copper & Gold, Inc.	16,005,000
	800,000	Mariner Energy, Inc. (a)	11,512,000
	750,000	Patriot Coal Corporation (a)	11,872,500
	550,000	Peabody Energy Corporation	18,980,500
	550,000	Plains Exploration & Production Company (a)	15,510,000
	500,000	Weyerhaeuser Company	19,110,000
	500,000	XTO Energy, Inc.	17,975,000
			$256,464,000

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE — 6.94% of Total Net Assets
325,000	AvalonBay Communities, Inc.	$23,081,500
350,000	Boston Properties, Inc.	24,808,000
550,000	BRE Properties, Inc. Class A	19,145,500
700,000	Duke Realty Corporation	9,877,000
800,000	Equity One, Inc.	13,976,000
350,000	Federal Realty Investment Trust	21,444,500
700,000	Kimco Realty Corporation	15,806,000
800,000	Pennsylvania Real Estate Investment Trust	10,120,000
700,000	Prologis	9,800,000
200,000	Texas Pacific Land Trust	5,616,000
1,100,000	UDR, Inc.	21,736,000
100,000	Urstadt Biddle Properties, Inc.	1,642,000
100,000	Urstadt Biddle Properties, Inc. Class A	1,638,000
350,000	Vornado Realty Trust	24,692,500
600,000	Washington Real Estate Investment Trust	17,988,000
		$221,371,000
	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $641,785,598)	$477,835,000

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 16.27% of Total Net Assets

	CHEMICALS — .96% of Total Net Assets
200,000	Air Products & Chemicals, Inc.	$11,626,000
3,000,000	Chemtura Corporation	5,190,000
350,000	Mosaic Company (a)	13,793,500
		$30,609,500
	COMPUTER SOFTWARE — .67% of Total Net Assets
500,000	Autodesk, Inc. (a)	$10,655,000
850,000	Symantec Corporation (a)	10,693,000
		$21,348,000
	CONSTRUCTION — .88% of Total Net Assets
300,000	Fluor Corporation	$11,979,000
850,000	Ryland Group, Inc.	15,971,500
		$27,950,500
	DATA PROCESSING — .83% of Total Net Assets
500,000	Agilent Technologies, Inc. (a)	$11,095,000
400,000	Hewlett-Packard Company	15,312,000
		$26,407,000
	ELECTRICAL & ELECTRONICS — .75% of Total Net Assets
750,000	Intel Corporation	$12,000,000
750,000	National Semiconductor Corporation	9,877,500
2,800,000	Sanmina SCI Corporation (a)	2,100,000
		$23,977,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE — .99% of Total Net Assets
613,000	CBS Corporation Class A	$6,025,790
525,000	Disney (Walt) Company	13,597,500
550,000	Viacom, Inc. Class A (a)	11,797,500
		$31,420,790
	FINANCIAL SERVICES — 2.11% of Total Net Assets
450,000	Bank of New York Mellon Corporation	$14,670,000
800,000	Janus Capital Group, Inc.	9,392,000
600,000	Morgan Stanley	10,482,000
800,000	Schwab (Charles) Corporation	15,296,000
400,000	State Street Corporation	17,340,000
		$67,180,000
	MANUFACTURING — 1.85% of Total Net Assets
500,000	Harley-Davidson, Inc.	$12,240,000
400,000	Illinois Tool Works, Inc.	13,356,000
750,000	Mattel, Inc.	11,265,000
162,000	NACCO Industries, Inc. Class A	9,980,820
8,000	NACCO Industries, Inc. Class B	492,880
300,000	Parker-Hannifin Corporation	11,631,000
		$58,965,700
	OIL & GAS — .84% of Total Net Assets
950,000	Frontier Oil Corporation	$12,549,500
2,800,000	Parker Drilling Company (a)	14,336,000
		$26,885,500
	PHARMACEUTICALS — 2.69% of Total Net Assets
300,000	Amgen, Inc. (a)	$17,967,000
300,000	Celgene Corporation (a)	19,278,000
200,000	Genentech, Inc. (a)	16,588,000
250,000	Genzyme Corporation (General) (a)	18,220,000
300,000	Gilead Sciences, Inc. (a)	13,755,000
		$85,808,000
	RETAIL — .69% of Total Net Assets
250,000	Costco Wholesale Corporation	$14,252,500
950,000	Williams-Sonoma, Inc.	7,866,000
		$22,118,500

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Number of Shares		Market Value
	TELECOMMUNICATIONS — .92% of Total Net Assets
750,000	Juniper Networks, Inc. (a)	$14,055,000
400,000	Qualcomm, Inc.	15,304,000
		$29,359,000
	TRANSPORTATION — .79% of Total Net Assets
400,000	Alexander & Baldwin, Inc.	$12,760,000
400,000	Kansas City Southern (a)	12,348,000
		$25,108,000
	MISCELLANEOUS — 1.30% of Total Net Assets
175,000	Lockheed Martin Corporation	$14,883,750
500,000	Nucor Corporation	20,255,000
1,100,000	Temple-Inland, Inc.	6,523,000
		$41,661,750

	Total Aggressive Growth Stock Investments (identified cost $694,505,669)	$518,799,740

Principal Amount

	DOLLAR ASSETS — 34.38% of Total Net Assets

	CORPORATE BONDS — .42% of Total Net Assets
$750,000	6.500% AFLAC, Inc., 04-15-09	$750,278
750,000	4.375% American Express Centurion Bank, 07-30-09	744,513
500,000	3.875% American General Finance Corporation, 10-01-09	282,688
500,000	4.000% Amgen, Inc., 11-18-09	495,002
500,000	7.150% Avon Products, Inc., 11-15-09	508,869
750,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	756,516
750,000	5.400% Boeing Capital Corporation, 11-30-09	753,153
750,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	765,494
750,000	5.750% Illinois Tool Works, Inc., 03-01-09	756,561
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	490,818
750,000	3.300% Pfizer, Inc., 03-02-09	753,024
500,000	5.875% Pharmacia Corporation, 12-01-08	500,949
1,500,000	8.750% Phillips Petroleum Company, 05-25-10	1,574,666
465,000	8.500% Procter & Gamble Company, 08-10-09	480,730
750,000	4.125% SBC Communications, Inc., 09-15-09	743,124
750,000	5.000% Stanley Works, 03-15-10	767,421
750,000	5.375% Target Corporation, 06-15-09	752,377
750,000	4.000% Wal-Mart Stores, Inc., 01-15-10	758,063
750,000	4.375% United Technologies Corporation, 05-01-10	743,873
		$13,378,119

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 33.96% of Total Net Assets
$80,000,000	United States Treasury bond strips (Principal only) 4.764%, 05-15-18 (d)	$51,049,999
80,000,000	United States Treasury bonds 7.250%, 05-15-16	95,549,998
80,000,000	United States Treasury bonds 9.000%, 11-15-18	108,925,000
80,000,000	United States Treasury bonds 6.250%, 08-15-23	91,349,999
80,000,000	United States Treasury bonds 5.250%, 11-15-28	85,012,504
80,000,000	United States Treasury bonds 4.500%, 02-15-36	81,187,496
25,000,000	United States Treasury notes 4.750%, 02-28-09	25,314,453
25,000,000	United States Treasury notes 4.500%, 03-31-09	25,365,235
25,000,000	United States Treasury notes 4.500%, 04-30-09	25,419,922
25,000,000	United States Treasury notes 4.875%, 05-31-09	25,517,578
25,000,000	United States Treasury notes 4.875%, 06-30-09	25,587,891
25,000,000	United States Treasury notes 4.000%, 08-31-09	25,537,109
25,000,000	United States Treasury notes 4.000%, 09-30-09	25,576,172
25,000,000	United States Treasury notes 3.625%, 10-31-09	25,531,250
25,000,000	United States Treasury notes 3.125%, 11-30-09	25,429,688
25,000,000	United States Treasury notes 3.250%, 12-31-09	25,492,187
25,000,000	United States Treasury notes 2.000%, 02-28-10	25,167,969
25,000,000	United States Treasury notes 1.750%, 03-31-10	25,093,750
25,000,000	United States Treasury notes 2.125%, 04-30-10	25,281,250
25,000,000	United States Treasury notes 2.625%, 05-31-10	25,453,125
25,000,000	United States Treasury notes 2.875%, 06-30-10	25,578,125
25,000,000	United States Treasury notes 4.125%, 08-15-10	26,214,843
25,000,000	United States Treasury notes 4.250%, 10-15-10	26,402,344
25,000,000	United States Treasury notes 2.500%, 03-31-13	24,992,188
25,000,000	United States Treasury notes 4.250%, 11-15-13	26,769,532
80,000,000	United States Treasury notes 4.650%, 11-15-16	83,912,500
		$1,082,712,107

	Total Dollar Assets (identified cost $1,101,163,673)	$1,096,090,226
	Total Portfolio — 99.92% of total net assets (identified cost $3,630,950,858) (e)	$3,185,376,283
	Other assets, less liabilities (.08% of total net assets)	2,573,217
	Net assets applicable to outstanding shares	$3,187,949,500

	Notes:
	(a) Non-income producing.
	(b) Exchange-Traded Fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES — 84.00% of Total Net Assets
$10,000,000	United States Treasury notes 4.625%, 11-30-08	$10,031,641
14,000,000	United States Treasury notes 4.750%, 12-31-08	14,092,422
14,000,000	United States Treasury notes 4.875%, 01-31-09	14,141,094
14,000,000	United States Treasury notes 4.750%, 02-28-09	14,176,094
14,000,000	United States Treasury notes 4.500%, 03-31-09	14,204,531
8,000,000	United States Treasury notes 4.500%, 04-30-09	8,134,374

	Total United States Treasury Securities (identified cost $74,726,796)	$74,780,156

	REPURCHASE AGREEMENT — 14.61% of Total Net Assets
13,005,000	State Street Bank & Trust Company investment in a repurchase agreement,
	purchased 10-31-08, .010%, maturing 11-03-08, maturity value $13,005,004
	(identified cost $13,005,000)(a)	$13,005,000
		$13,005,000
	Total Portfolio — 98.61% of total net assets (identified cost $87,731,796) (b)	$87,785,156
	Other assets, less liabilities (1.39% of total net assets)	1,240,853
	Net assets applicable to outstanding shares	$89,026,009

	Notes:
	(a) Fully collateralized by United States Treasury securities based on
	market price plus accrued interest as of October 31, 2008.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS — 99.75% of Total Net Assets

	BEVERAGES — 5.35% of Total Net Assets
$610,000	5.750% Coca-Cola Enterprises, Inc., 11-01-08	$609,970
		$609,970
	CHEMICALS — 4.48% of Total Net Assets
500,000	6.875% Du Pont (E.I.) de Nemours & Company, 10-15-09	$510,329
		$510,329
	CONGLOMERATE/DIVERSIFIED — 4.35% of Total Net Assets
500,000	4.375% United Technologies Corporation, 05-01-10	$495,916
		$495,916
	COSMETICS & TOILETRIES — 4.46% of Total Net Assets
500,000	7.150% Avon Products, Inc., 11-15-09	$508,869
		$508,869
	FINANCIAL SERVICES — 21.12% of Total Net Assets
750,000	4.375% American Express Centurion Bank, 07-30-09	$744,513
520,000	3.875% American General Finance Corporation, 10-01-09	293,995
500,000	5.400% Boeing Capital Corporation, 11-30-09	502,102
375,000	7.375% Heller Financial, Inc., 11-01-09	375,390
500,000	5.750% National Rural Utilities Cooperative Finance Corporation, 08-28-09	490,818
		$2,406,818
	HOUSEHOLD PRODUCTS — 4.54% of Total Net Assets
500,000	8.500% Procter & Gamble Company, 08-10-09	$516,914
		$516,914
	INSURANCE — 11.01% of Total Net Assets
750,000	6.500% AFLAC, Inc., 04-15-09	$750,278
500,000	4.125% Berkshire Hathaway Financial Corporation, 01-15-10	504,344
		$1,254,622

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Principal Amount		Market Value
	MANUFACTURING — 8.91% of Total Net Assets
$500,000	5.750% Illinois Tool Works, Inc., 03-01-09	$504,374
500,000	5.000% Stanley Works, 03-15-10	511,614
		$1,015,988
	OIL & GAS — 9.21% of Total Net Assets
1,000,000	8.750% Phillips Petroleum Company, 05-25-10	$1,049,777
		$1,049,777
	PHARMACEUTICALS — 13.14% of Total Net Assets
500,000	4.000% Amgen, Inc., 11-18-09	$495,002
500,000	3.300% Pfizer, Inc., 03-02-09	502,016
500,000	5.875% Pharmacia Corporation, 12-01-08	500,949
		$1,497,967
	RETAIL — 8.83% of Total Net Assets
500,000	5.375% Target Corporation, 06-15-09	$501,585
500,000	4.000% Wal-Mart Stores, Inc., 01-15-10	505,375
		$1,006,960
	TELECOMMUNICATIONS — 4.35% of Total Net Assets
500,000	4.125% SBC Communications, Inc., 09-15-09	$495,416
		$495,416
	Total Portfolio — 99.75% of total net assets (identified cost $11,714,977) (a)	$11,369,546
	Other assets, less liabilities (.25% of total net assets)	28,200
	Net assets applicable to outstanding shares	$11,397,746

	Notes:
	(a) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Number of Shares		Market Value

	AGGRESSIVE GROWTH STOCK INVESTMENTS — 98.68% of Total Net Assets

	CHEMICALS — 5.59% of Total Net Assets
8,000	Air Products & Chemicals, Inc.	$465,040
50,000	Chemtura Corporation	86,500
10,000	Mosaic Company (a)	394,100
		$945,640
	COMPUTER SOFTWARE — 5.49% of Total Net Assets
20,000	Autodesk, Inc. (a)	$426,200
40,000	Symantec Corporation (a)	503,200
		$929,400
	CONSTRUCTION — 3.40% of Total Net Assets
5,000	Fluor Corporation	$199,650
20,000	Ryland Group, Inc.	375,800
		$575,450
	DATA PROCESSING — 7.15% of Total Net Assets
20,000	Agilent Technologies, Inc. (a)	$443,800
20,000	Hewlett-Packard Company	765,600
		$1,209,400
	ELECTRICAL & ELECTRONICS — 6.00% of Total Net Assets
40,000	Intel Corporation	$640,000
25,000	National Semiconductor Corporation	329,250
60,000	Sanmina SCI Corporation (a)	45,000
		$1,014,250
	ENTERTAINMENT & LEISURE — 4.96% of Total Net Assets
20,000	Disney (Walt) Company	$518,000
15,000	Viacom, Inc. Class A (a)	321,750
		$839,750
	FINANCIAL SERVICES — 13.44% of Total Net Assets
20,000	Bank of New York Mellon Corporation	$652,000
30,000	Janus Capital Group, Inc.	352,200
15,000	Morgan Stanley	262,050
30,000	Schwab (Charles) Corporation	573,600
10,000	State Street Corporation	433,500
		$2,273,350

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
October 31, 2008
(Unaudited)

Number of Shares		Market Value
	MANUFACTURING — 9.64% of Total Net Assets
15,000	Harley-Davidson, Inc.	$367,200
15,000	Illinois Tool Works, Inc.	500,850
25,000	Mattel, Inc.	375,500
10,000	Parker-Hannifin Corporation	387,700
		$1,631,250
	OIL & GAS — 4.46% of Total Net Assets
30,000	Frontier Oil Corporation	$396,300
70,000	Parker Drilling Company (a)	358,400
		$754,700
	PHARMACEUTICALS — 19.05% of Total Net Assets
12,000	Amgen, Inc. (a)	$718,680
10,000	Celgene Corporation (a)	642,600
9,000	Genentech, Inc. (a)	746,460
9,000	Genzyme Corporation (General) (a)	655,920
10,000	Gilead Sciences, Inc. (a)	458,500
		$3,222,160
	RETAIL — 4.10% of Total Net Assets
10,000	Costco Wholesale Corporation	$570,100
15,000	Williams-Sonoma, Inc.	124,200
		$694,300
	TELECOMMUNICATIONS — 5.18% of Total Net Assets
10,000	Juniper Networks, Inc. (a)	$187,400
18,000	Qualcomm, Inc.	688,680
		$876,080
	TRANSPORTATION — 4.06% of Total Net Assets
7,000	Alexander & Baldwin, Inc.	$223,300
15,000	Kansas City Southern (a)	463,050
		$686,350
	MISCELLANEOUS — 6.16% of Total Net Assets
7,000	Lockheed Martin Corporation	$595,350
10,000	Nucor Corporation	405,100
7,000	Temple-Inland, Inc.	41,510
		$1,041,960
	Total Portfolio — 98.68% of total net assets (identified cost $12,138,159) (b)	$16,694,040
	Other assets, less liabilities (1.32% of total net assets)	222,681
	Net assets applicable to outstanding shares	$16,916,721

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes to schedules of investments.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2008
(Unaudited)

     Effective February 1, 2008, Permanent Portfolio Family of Funds, Inc. (“Fund”) adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”), which governs the application of generally accepted accounting principles that require “fair value” measurements of the Fund’s assets and liabilities. Fair value is an estimate of the price the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the sale of that investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to assumptions market participants would use in pricing an asset or liability, including assumptions about risk.  For example, the risk inherent in a particular valuation technique used to measure fair value, including a pricing model and/or the risk inherent in inputs to that valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing an asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are developed based on the best information available in the circumstances and reflect the reporting entity’s own assumptions regarding the assumptions market participants may or could be expected to use in pricing an asset or liability.

     Various inputs were used in determining the value of the Fund’s investments during the quarter ended October 31, 2008. These inputs are summarized in the following three broad levels:

     Level 1 – Quoted prices in active markets for identical securities

     The Fund’s Level 1 valuation techniques use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

     Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

     The Fund’s Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Observable inputs may include quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active, in which there are few transactions, where prices may not be current, or where price quotations vary substantially over time or among market participants. Inputs that are observable for an asset or liability in Level 2 include such factors as interest rates, yield curves, foreign exchange rates, put or call provisions, credit risk and default rates for similar liabilities.

     Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

     The Fund’s Level 3 valuation techniques include the use of unobservable inputs that reflect assumptions market participants may use or could be expected to use in pricing an asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available, and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

     The Fund may record changes to valuations based on the amount that it might reasonably be expected to receive for an investment upon its current sale, consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) type of the investment; (ii) existence of any contractual restrictions on the investment’s disposition; (iii) price and extent of public trading in similar investments or of comparable investments; (iv) quotations or evaluated prices from broker-dealers and/or pricing services; (v) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); (vi) analysis of an issuer’s financial statements; (vii) evaluation of the forces that influence the issuer and the market(s) in which the investment is purchased and sold; and (viii) with respect to debt securities, maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

     The Fund held no Level 3 assets as of October 31, 2008.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO SCHEDULES OF INVESTMENTS
October 31, 2008
(Unaudited)

     The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
	(Quoted Prices in	(Significant	(Significant
	Active Markets for	Other Observable	Unobservable
	Identical Assets)	Inputs)	Inputs)	Total

Permanent Portfolio
Gold assets	$620,683,627	$—	$—	$620,683,627
Silver assets	136,014,706	—	—	136,014,706
Swiss franc assets	20,262,988	315,689,996	—	335,952,984
Stocks of United States and foreign real
estate and natural resource companies	477,835,000	—	—	477,835,000
Aggressive growth stock investments	518,799,740	—	—	518,799,740
Dollar assets:
Corporate bonds	—	13,378,119	—	13,378,119
United States Treasury securities	1,082,712,107	—	—	1,082,712,107
Total Portfolio	$2,856,308,168	$329,068,115	$—	$3,185,376,283
	89.67%	10.33%	—%	100.00%

Treasury Bill Portfolio
United States Treasury securities	$74,780,156	$—	$—	$74,780,156
Repurchase agreements	—	13,005,000	—	13,005,000
Total Portfolio	$74,780,156	$13,005,000	$—	$87,785,156
	85.19%	14.81%	—%	100.00%

Versatile Bond Portfolio
Corporate bonds	$—	$11,369,546	$—	$11,369,546
Total Portfolio	$—	$11,369,546	$—	$11,369,546
	—%	100.00%	—%	100.00%

Aggressive Growth Portfolio
Aggressive growth stock investments	$16,694,040	$—	$—	$16,694,040
Total Portfolio	$16,694,040	$—	$—	$16,694,040
	100.00%	—%	—%	100.00%

This page intentionally left blank.

This page intentionally left blank.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SCHEDULES OF INVESTMENTS OCTOBER 31, 2008
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	12/08